Commitments (Details Narrative)	3 Months Ended			4 Months Ended		5 Months Ended	6 Months Ended
	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	May 13, 2022 USD ($)	Apr. 29, 2022 USD ($)	May 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Nov. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Revenue from rendering of services	$ 7,744,000		$ 19,051,000				$ 16,233,000		$ 37,402,000
Current lease liabilities	324,000						324,000			$ 321,000
Non-current lease liabilities	27,000						27,000			$ 188,000
Calypso Shipholding S.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel type					bulk carrier
Vessel Capacity					64,000
Vessel Delivery Date					during the first half of 2024
Consideration amount					$ 37,500,000
Instalment amount		$ 3,800,000				$ 7,400,000
Paralus Shipholding S.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel type				bulk carrier
Vessel Capacity				64,000
Vessel Delivery Date				during the fourth quarter of 2024
Daxos Maritime Limited [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel type				bulk carrier
Vessel Capacity				64,000
Vessel Delivery Date				during the third quarter of 2024
Daxos Maritime Limited and Paralus Shipholding S.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Consideration amount				$ 70,300,000
Instalment amount						$ 13,800,000		$ 6,900,000
Office Lease Contract [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, right-of-use assets	78,000		86,000				156,000		171,000
Interest expense on lease liabilities	8,000		15,000				17,000		31,000
Property, plant and equipment subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Revenue from rendering of services	4,441,000		4,267,000				9,062,000		8,712,000
Operating lease income	$ 3,303,000		$ 14,784,000				$ 7,171,000		$ 28,690,000